Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Total accounts payable and accrued liabilities	$ 489.4	$ 498.0
Income tax payables	102.1	32.1
Provisions	462.4	474.0
Current liabilities	687.0	624.2
Current provisions	35.3	41.6
Long-term provisions	427.1	432.4
Closure and decommissioning
Disclosure of financial liabilities [abstract]
Provisions	438.3	447.1	$ 296.2
Liquidity risk
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	471.4	491.0
Severance liabilities	60.4	60.5
Payroll liabilities	10.4	4.9
Total accounts payable and accrued liabilities	542.2	556.4
Income tax payables	102.1	32.1
Other liabilities	12.8
Debt: Repayment of principal	708.8	703.7
Debt: Interest & Standby Fees	135.6	164.6
Provisions	24.1	26.9
Future payroll liabilities	31.4	21.3
Current liabilities	1,557.0	1,505.0
Liquidity risk | Closure and decommissioning
Disclosure of financial liabilities [abstract]
Current provisions	27.7	37.6
Long-term provisions	410.6	409.5
Liquidity risk | Within 1 year
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	471.4	491.0
Severance liabilities	7.6	2.1
Payroll liabilities	10.4	4.9
Total accounts payable and accrued liabilities	489.4	498.0
Income tax payables	102.1	32.1
Other liabilities	12.8
Debt: Repayment of principal	6.8	6.7
Debt: Interest & Standby Fees	28.9	29.1
Provisions	5.4	4.0
Future payroll liabilities	1.7	2.5
Current liabilities	647.1	572.4
Liquidity risk | 2 - 3 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	12.5	17.2
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	12.5	17.2
Income tax payables	0.0	0.0
Other liabilities	0.0
Debt: Repayment of principal	282.5	11.9
Debt: Interest & Standby Fees	56.8	57.6
Provisions	9.0	14.0
Future payroll liabilities	27.0	17.0
Current liabilities	387.8	117.7
Liquidity risk | 4- 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	7.9	9.0
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	7.9	9.0
Income tax payables	0.0	0.0
Other liabilities	0.0
Debt: Repayment of principal	0.0	275.3
Debt: Interest & Standby Fees	28.5	43.4
Provisions	2.4	1.2
Future payroll liabilities	0.0	0.0
Current liabilities	38.8	328.9
Liquidity risk | After 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	32.4	32.2
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	32.4	32.2
Income tax payables	0.0	0.0
Other liabilities	0.0
Debt: Repayment of principal	419.5	409.8
Debt: Interest & Standby Fees	21.4	34.5
Provisions	7.3	7.7
Future payroll liabilities	2.7	1.8
Current liabilities	$ 483.3	$ 486.0